UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners Parallel Fund I General Partner, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York  10017
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Form 13F File Number:  028-12038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
           --------------------------------------------------
Title:     Member
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Phone:     212-451-3000
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /S/PETER W. MAY            New York, New York               8/14/08
       ------------------------   ------------------------------  --------
       [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   3
                                               -------------

Form 13F Information Table Entry Total:              17
                                               -------------

Form 13F Information Table Value Total:         $  63,484
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number     Name


01     28-11639                    Nelson Peltz

02     28-11640                    Peter W. May

03     28-11641                    Edward P. Garden

                                               FORM 13F INFORMATION TABLE


COLUMN 1             COLUMN 2        COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6      COLUMN 7       COLUMN 8
--------             --------        --------   --------            --------          --------      --------       --------
                                                 VALUE       SHARES/OR  SH/  PUT/    INVESTMENT      OTHER      VOTING AUTHORITY
                                                                                                                ----------------
NAME OF ISSUER     TITLE OF CLASS     CUSIP     (x$1000)     PRN AMT    PRN  CALL    DISCRETION     MANAGERS   SOLE   SHARED   NONE
--------------     --------------     -----     --------     -------    ---  ----    ----------     --------   ----   ------   ----

Wendy's Intl Inc        COM         950590109     3,694      135,712    SH            Defined        1,2,3           135,712

H.J. Heinz Co.          COM         423074103    12,294      256,938    SH            Defined        1,2,3           256,938

Chemtura Corp.          COM         163893100     1,739      297,829    SH            Defined        1,2,3           297,829

Tiffany & Co. NEW       COM         886547108     8,623      211,603    SH            Defined        1,2,3           211,603

Cheesecake Factory Inc. COM         163072101     1,190       74,776    SH            Defined        1,2,3            74,776

Cintas Corp.            COM         172908105       450       16,965    SH            Defined        1,2,3            16,965

Target Corp.            COM         87612E106       951       20,466    SH            Defined        1,2,3            20,466

Hansen Nat Corp.        COM         411310105       789       27,383    SH            Defined        1,2,3            27,383

First Amern Corp Calif  COM         318522307       382       14,462    SH            Defined        1,2,3            14,462

UST Inc.                COM         902911106     1,275       23,343    SH            Defined        1,2,3            23,343

Philip Morris Intl Inc. COM         718172109     1,492       30,202    SH            Defined        1,2,3            30,202

Wyeth                   COM         983024100     1,568       32,696    SH            Defined        1,2,3            32,696

P F Changs Chinese
   Bistro Inc.          COM         69333Y108       505       22,587    SH            Defined        1,2,3            22,587

Lorillard Inc.          COM         544147101       480        6,935    SH            Defined        1,2,3             6,935

Orient-Express
   Hotels Ltd           CL A        G67743107       905       20,822    SH            Defined        1,2,3            20,822

Dr. Pepper Snapple
   Group Inc.           COM         26138E109       681       32,479    SH            Defined        1,2,3            32,479

SPDR TR              UNIT SER 1     78462F103    26,466      206,800    SH   PUT      Defined        1,2,3           206,800
